Employee Future Benefits - Summary of Disaggregation of Defined Benefit Obligation (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	$ 4,901	$ 4,817
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	638	645
U.S. plans [Member] | Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	3,079	3,079
U.S. plans [Member] | Pension defined benefit plans [member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	551	550
U.S. plans [Member] | Pension defined benefit plans [member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	2,528	2,529
U.S. plans [Member] | Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	472	478
U.S. plans [Member] | Retiree welfare plans [Member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	27	31
U.S. plans [Member] | Retiree welfare plans [Member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	445	447
Canadian plans [Member] | Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	1,822	1,738
Canadian plans [Member] | Pension defined benefit plans [member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	211	301
Canadian plans [Member] | Pension defined benefit plans [member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	1,611	1,437
Canadian plans [Member] | Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	166	167
Canadian plans [Member] | Retiree welfare plans [Member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation		25
Canadian plans [Member] | Retiree welfare plans [Member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	$ 166	$ 142